Victory RS Growth Fund Expense Example, No Redemption - Victory RS Growth Fund - Class C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 196
Expense Example, No Redemption, 3 Years	997
Expense Example, No Redemption, 5 Years	1,816
Expense Example, No Redemption, 10 Years	$ 3,351